Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 98,492	$ 138,640
Other receivables	1,247	885
Prepaid expenses	4,285	5,715
Total current assets	104,024	145,240
Non-current assets
Right-of-use assets	2,354
Furniture, fixtures and equipment	280	319
Intangible assets	21,608	21,608
Other long-term assets	273	273
Total non-current assets	24,515	22,200
Total assets	128,539	167,440
Current liabilities
Current tax liability	36
Other payables and current liabilities	7,293	2,766
Accrued expenses	20,409	14,163
Current lease liabilities	597
Total current liabilities	28,335	16,929
Non-current liabilities
Non-current lease liabilities	1,841
Post-employment obligations	3,637	3,547
Other long-term liabilities	422	48
Total non-current liabilities	5,900	3,595
Shareholders' equity
Share capital	3,442	3,420
Share premium	317,397	314,565
Reserves	17,827	12,858
Accumulated losses	(244,362)	(183,927)
Total shareholders' equity	94,304	146,916
Total liabilities and shareholders' equity	$ 128,539	$ 167,440